Prepayments and Other Current Assets - Activity in the allowance for credit losses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Prepaid Expenses And Other Current Assets, Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	¥ 22,635
Current period provision, net	475
Current period write-offs	(22,630)
Ending balance	4,097
Cumulative effect of adoption of new accounting standard, adjustment | ASU No. 2016-13
Prepaid Expenses And Other Current Assets, Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	3,617
Cumulative effect of adoption of new accounting standard, adjusted balance | ASU No. 2016-13
Prepaid Expenses And Other Current Assets, Allowance for Doubtful Accounts [Roll Forward]
Beginning balance	¥ 26,252